Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 19, 2019 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($) $ / shares	Oct. 31, 2019 USD ($)	Sep. 16, 2019 CAD ($)	Oct. 31, 2018 USD ($)	Dec. 12, 2017
Subordinated Liabilities [Line Items]
Face value		$ 6,555,375	$ 5,800,058
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Increase (Decrease) in Subordinated Long Term Debt		$ (233)	$ 20
Bottom of range [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Common stock conversion price | $ / shares			$ 5.00
Series H Medium Term Notes First Tranche [member] | Subordinated debt [member] | Redeemed Subordinate Debt [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000
Percentage of notes redeemed	100.00%
Three point eight zero three percentage Subordinated Notes due 2032 [Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value				$ 1,250		$ 1,250
Interest rate		3.80%		3.80%			3.803%
Four point three three eight percentage Subordinated Notes due 2028[Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value				$ 850		$ 850
Interest rate		4.34%		4.34%
Series J Medium Term Notes First Tranche [Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value		$ 1,000	$ 1,000		$ 1,000
Interest rate		2.88%		2.88%